CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (DEFICIT) (Unaudited) - USD ($)	Preferred Stock Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Subscribed [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 0	$ 1,620	$ 5,762,414	$ 100,000	$ 0	$ (4,944,559)	$ 919,475
Balance at beginning, shares at Dec. 31, 2019		14,607,200
Retroactive application of recapitalization			(297,949)				(297,949)
Retroactive application of recapitalization, shares		1,588,800
Shares issued for cash		$ 434	1,167,065	(100,000)			1,067,499
Shares issued for cash, shares		4,335,000
Shares issued for services		$ 465	2,323,455				2,323,920
Shares issued for services, shares		4,647,840
Net income (loss)						(9,156,287)	(9,156,287)
Ending balance, value at Dec. 31, 2020	$ 0	$ 2,519	8,954,985	0	0	(14,100,846)	(5,143,343)
Balance at ending, shares at Dec. 31, 2020		25,178,840
Retroactive application of recapitalization	$ 1		(298,062)				(298,061)
Retroactive application of recapitalization, shares	8,000	1,589,400
Shares issued for cash		$ 244	2,436,256	471,000			2,907,500
Shares issued for cash, shares		2,436,500
Shares issued for services		$ 77	769,923				770,000
Shares issued for services, shares		770,000
Equity Investment
Net income (loss)						(1,950,081)	(1,950,081)
Ending balance, value at Mar. 31, 2021	$ 1	$ 2,840	11,863,102	471,000	0	(16,050,927)	(3,713,985)
Balance at ending, shares at Mar. 31, 2021	8,000	29,974,740
Beginning balance, value at Dec. 31, 2020	$ 0	$ 2,519	8,954,985	0	0	(14,100,846)	(5,143,343)
Balance at beginning, shares at Dec. 31, 2020		25,178,840
Shares issued for cash		$ 757	10,135,743				10,136,500
Shares issued for cash, shares		7,569,824
Shares issued for services		$ 210	2,757,291				2,757,501
Shares issued for services, shares		2,095,000
Warrants issued for services			5,497,132				5,497,132
Net income (loss)						(13,449,280)	(13,449,280)
Ending balance, value at Dec. 31, 2021	$ 1	$ 3,550	30,144,374	0	(247,165)	(27,550,126)	2,350,634
Balance at ending, shares at Dec. 31, 2021	8,000	37,082,864
Shares issued for cash		$ 42	1,265,958				1,266,000
Shares issued for cash, shares		421,999
Shares issued for services		$ 118	3,539,882				3,540,000
Shares issued for services, shares		1,180,000
Retirement of shares			(247,165)		247,165
Retirement of shares, shares		(328,800)
Warrants converted to shares		$ 7	107,493	2,500			110,000
Warrants converted to shares, shares		73,334
Warrants issued for services			10,841,695				10,841,695
Net income (loss)						(19,179,693)	(19,179,693)
Warrants issued for extinguishment of debt			3,408,559				3,408,559
Ending balance, value at Mar. 31, 2022	$ 1	$ 3,718	$ 49,060,797	$ 2,500	$ 0	$ (46,729,821)	$ 2,337,195
Balance at ending, shares at Mar. 31, 2022	8,000	38,429,397